Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 310,231	$ 670,263	$ 160,607
Subscription receivable		25,000
Prepaid expenses	125,128	58,642	1,900,859
Funds receivable on notes payable			70,000
Total current assets	435,359	753,905	2,131,466
FIXED ASSETS
Property and equipment	6,834	6,834	81,515
Accumulated depreciation	(228)	(114)	(79,177)
Total Fixed Assets	6,606	6,720	2,338
OTHER ASSETS
Deferred offering costs	161,695	92,975
Intangible assets, net of amortization	1,592,948	1,558,550	140,300
Total other assets	1,754,643	1,651,525	140,300
Total Assets	2,196,608	2,412,150	2,274,104
CURRENT LIABILITIES
Accounts payable and accrued liabilities	661,703	726,904	97,830
Convertible note payable			128,700
Liability to issue shares	3,431	3,431	7,400
Short term note payable - third party	60,692		25,415
Third party short term loans, net of discounts			405,646
Short term convertible note payable - third party, net of discounts	95,238
Total current liabilities	821,064	730,335	664,991
Total Liabilities	821,064	730,335	664,991
Commitments and Contingencies
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Preferred stock	8	8	29
Common stock	57,165	57,065	33,300
Additional paid-in capital	11,588,070	10,498,221	3,544,658
Accumulated deficit	(28,335,434)	(26,917,036)	(8,099,627)
Total deficiency in stockholders’ equity	(16,690,191)	(16,361,742)	(4,521,640)
Total Liabilities and Deficiency in Stockholders’ Equity	2,196,608	2,412,150	2,274,104
Series A Preferred Stock [Member]
CURRENT LIABILITIES
Temporary stock, value			1,564,251
Series C Preferred Stock [Member]
CURRENT LIABILITIES
Temporary stock, value	$ 18,065,735	$ 18,043,557	$ 4,566,502